Real Estate Assets Held for Sale, Discontinued Operations and Sale of Joint Venture Equity Interests (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Real Estate Assets Held for Development and Sale [Abstract]
Schedule Of Real Estate Assets And Liabilities Held For Sale [Table Text Block]
The real estate assets and liabilities of the Creekside property presented as discontinued operations, as of June 30, 2014, were as follows:

Assets Related to Discontinued Operations June 30, 2014
Other assets	$10,726
Assets related to discontinued operations	$10,726

Liabilities Related to Discontinued Operations June 30, 2014
Other liabilities	$475,630
Liabilities related to discontinued operations	$475,630

The real estate assets held for sale and the liabilities related to real estate assets held for sale, representative of the Creekside property and Enders property, as of December 31, 2013, were as follows:

Real Estate Assets Held for Sale
December 31, 2013
Operating properties held for sale	$43,458,027
Other assets	1,452,785
Assets held for sale	$44,910,812

Liabilities Related to Real Estate Assets Held for Sale
December 31, 2013
Property indebtedness	$32,226,165
Other liabilities	1,001,485
Liabilities related to assets held for sale	$33,227,650

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following is a summary of the results of operations of the Creekside property classified as discontinued operations at June 30, 2014, for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
Total revenues	$—	$522,102	$508,114	$1,038,178
Expenses
Property operating	(49,931)	(158,595)	(165,256)	(318,090)
Management fees	(5,186)	(20,868)	(24,790)	(41,856)
Depreciation and amortization	—	(164,536)	(183,636)	(328,211)
General and administrative	—	—	—	—
Asset management and oversight fees to affiliates	—	(8,309)	(8,040)	(16,617)
Real estate taxes and insurance	—	(89,353)	(95,349)	(178,804)
Equity in operating (loss) earnings of unconsolidated joint ventures	—	20,957	—	—
Operating (Loss) Earnings	$(55,117)	$101,398	$31,043	$154,600
Gain on sale of joint venture interest	—	—	1,006,359	—
Loss on early extinguishment of debt	—	—	(879,583)	—
Interest, net	2	(121,952)	(148,894)	(244,137)
Loss from discontinued operations	$(55,115)	$(20,554)	$8,925	$(89,537)

The following is a summary of results of operations of the properties classified as discontinued operations for the years ended December 31, 2013 and 2012:

	For the Years Ended December 31,
	2013	2012
Total revenues	$5,446,465	$1,954,242
Expenses
Property operating expenses	(1,299,145)	(434,773)
Management fees	(213,387)	(84,656)
Depreciation and amortization	(1,708,087)	(1,288,261)
General and administrative expenses	(198,806)	(148,179)
Asset management and oversight fees to affiliates	(160,196)	(57,439)
Real estate taxes and insurance	(973,402)	(345,443)
Acquisition costs	(635)	(1,132,518)
Operating Loss	$892,807	$(1,537,027)
Gain on business combination	—	1,242,964
Interest exp, net	(1,249,353)	(426,752)
Loss from discontinued operations	$(356,546)	$(720,815)